Note 12 - Subordinated Debentures (Trust Preferred Securities) (Tables)	12 Months Ended
Dec. 31, 2015
Subordinated Borrowings [Abstract]
Schedule of Subordinated Borrowing [Table Text Block]
Description	Date	Amount	3-Month Libor Rate	Added Points	Total Interest Rate	Maturity	5-Year Call Option
	(In Thousands)
Colony Bankcorp Statutory Trust III	6/17/2004	$4,640	0.52575	2.68	3.20575	6/14/2034	6/17/2009
Colony Bankcorp Capital Trust I	4/13/2006	5,155	0.60670	1.50	2.10670	4/13/2036	4/13/2011
Colony Bankcorp Capital Trust II	3/12/2007	9,279	0.60310	1.65	2.25310	3/12/2037	3/12/2012
Colony Bankcorp Capital Trust III	9/14/2007	5,155	0.32190	1.40	1.72190	9/14/2037	9/14/2012